Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2016
Share-based payment arrangements
Assumptions used in valuation of options
	2016	2015	2014
Expected volatility	19%	17%	18%
Dividend yield	4.9%	3.2%	2.9%
Expected term	6 years	6 years	6 years
Risk-free interest rate	-0.5%	-0.3%	0.2%

Summary of activity related to options

			Weighted-	Weighted-	Aggregate
			average	average	intrinsic
			exercise	remaining	value
	Number of	Number of	price	contractual	(in millions
	instruments	shares	(in Swiss	term	of Swiss
	(in millions)	(in millions)(1)	francs)(2)	(in years)	francs)(3)
Outstanding at January 1, 2016	399.1	79.8	20.51

Granted	79.0	15.8	21.50
Exercised(4)	(36.9)	(7.4)	15.75
Forfeited	(12.9)	(2.6)	20.47
Expired	(36.9)	(7.3)	22.52

Outstanding at December 31, 2016	391.4	78.3	20.98	3.4	75

Vested and expected to vest at December 31, 2016	386.9	77.4	20.97	3.4	75
Exercisable at December 31, 2016	186.8	37.4	21.32	2.0	41

(1)                 Information presented reflects the number of shares of ABB Ltd that can be received upon exercise, as warrants and options have a conversion ratio of 5:1.

(2)                 Information presented reflects the exercise price per share of ABB Ltd.

(3)                 Computed using the closing price, in Swiss francs, of ABB Ltd shares on the SIX Swiss Exchange and the exercise price per share of ABB Ltd.

(4)                 The cash received upon exercise amounted to approximately $120 million. The shares were delivered out of treasury stock.

Summary of options by exercise price

			Weighted-
			average
	Number of	Number of	remaining
	instruments	shares	contractual
Exercise price (in Swiss francs)(1)	(in millions)	(in millions)(2)	term (in years)
25.50	42.8	8.6	0.4

15.75	21.2	4.2	1.4
17.50	14.5	2.9	1.4
21.50	81.2	16.3	2.4
21.00	73.0	14.6	3.7
19.50	80.2	16.0	4.6
21.50	78.5	15.7	5.7

Total number of instruments and shares	391.4	78.3	3.4

(1)                 Information presented reflects the exercise price per share of ABB Ltd.

(2)                 Information presented reflects the number of shares of ABB Ltd that can be received upon exercise.

Summary of activity, WARs
Number of WARs
(in millions)
Outstanding at January 1, 2016	55.2

Granted	9.3
Exercised	(13.3)
Forfeited	(0.2)
Expired	(3.7)

Outstanding at December 31, 2016	47.3

Exercisable at December 31, 2016	19.5

Assumptions used for ESAP fair value calculation
	2016	2015	2014
Expected volatility	20%	20%	18%
Dividend yield	3.7%	3.9%	3.1%
Expected term	1 year	1 year	1 year
Risk-free interest rate	-0.7%	-0.8%	-0.1%

Summary of activity, ESAP

		Weighted-	Weighted-	Aggregate
		average	average	intrinsic
		exercise	remaining	value
	Number of	price	contractual	(in millions
	shares	(in Swiss	term	of Swiss
	(in millions)(1)	francs)(2)	(in years)	francs)(2)(3)
Outstanding at January 1, 2016	3.7	18.78

Granted	3.4	20.12
Forfeited	(0.2)	18.84
Exercised(4)	(2.6)	18.78
Not exercised (savings returned plus interest)	(0.9)	18.78

Outstanding at December 31, 2016	3.4	20.12	0.8	4.7

Vested and expected to vest at December 31, 2016	3.3	20.12	0.8	4.5
Exercisable at December 31, 2016	—	—	—	—

(1)                 Includes shares represented by ADS.

(2)                 Information presented for ADS is based on equivalent Swiss franc denominated awards.

(3)                 Computed using the closing price, in Swiss francs, of ABB Ltd shares on the SIX Swiss Exchange and the exercise price of each option in Swiss francs.

(4)                 The cash received upon exercise was approximately $50 million and the corresponding tax benefit was not significant. The shares were delivered out of treasury stock.

Summary of activity, LTIP

	Number of Shares Conditionally Granted
	Equity &			Weighted-
	Cash or			average
	choice of			grant-date
	100% Equity	Only Cash		fair value
	Settlement(1)	Settlement(2)	Total	per share
	(in millions)	(in millions)	(in millions)	(Swiss francs)
Nonvested at January 1, 2016	2.1	0.7	2.8	20.96

Granted	1.0	—	1.0	20.77
Vested	(0.5)	(0.2)	(0.7)	20.93
Forfeited	—	(0.2)	(0.2)	20.95

Nonvested at December 31, 2016	2.6	0.3	2.9	20.89

(1)                 Shares that, subject to vesting, the Eligible Participant can elect to receive 100 percent in the form of shares.

(2)                 Shares that, subject to vesting, the Eligible Participant can only receive in cash.